Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities

5. Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities at December 31, 2022 and 2021 are summarized below.

	2022	2021
Professional fees	$77,785	$208,345
Liquidated damages– see Note 7	—	615,253
Payable to former CEO	50,191	256,115
Wages, bonuses and employee benefits	152,990	261,375
Royalties and milestones	716,155	716,155
Other	18,380	7,263
Total	$1,015,501	$2,064,506